Property, Plant and Equipment - Classification of Property, Plant and Equipment (Detail) (USD $) In Millions, unless otherwise specified						12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2013 Gathering and Transmission Systems [Member]	Dec. 31, 2012 Gathering and Transmission Systems [Member]	Dec. 31, 2013 Gathering and Transmission Systems [Member] Minimum [Member]	Dec. 31, 2013 Gathering and Transmission Systems [Member] Maximum [Member]	Dec. 31, 2013 Processing, Storage, and Terminal Facilities [Member]	Dec. 31, 2012 Processing, Storage, and Terminal Facilities [Member]	Dec. 31, 2013 Processing, Storage, and Terminal Facilities [Member] Minimum [Member]	Dec. 31, 2013 Processing, Storage, and Terminal Facilities [Member] Maximum [Member]	Dec. 31, 2013 Other Energy Equipment [Member]	Dec. 31, 2012 Other Energy Equipment [Member]	Dec. 31, 2013 Other Energy Equipment [Member] Minimum [Member]	Dec. 31, 2013 Other Energy Equipment [Member] Maximum [Member]	Dec. 31, 2013 Construction Work In Progress [Member]	Dec. 31, 2012 Construction Work In Progress [Member]
Property, Plant and Equipment [Line Items]
Depreciable life of property, plant and equipment						20 years	50 years			35 years	60 years			3 years	30 years
Property, plant and equipment	$ 4,209	$ 3,668		$ 2,205	$ 1,921			$ 1,645	$ 1,154			$ 49	$ 32			$ 310	$ 561
Accumulated depreciation	(1,163)	(1,076)
Property, plant and equipment, net	$ 3,046	$ 2,592	[1]

[1]	The financial information as of December 31, 2012 includes the results of our Lucerne 1 plant and our 80% interest in the Eagle Ford system, transfers of net assets between entities under common control that were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.